Goodwill and Other Intangible Assets (Other Intangible Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Indefinite-lived intangible assets:
Trademarks and trade names	¥ 126,192	¥ 115,049
Asset management contracts	57,928	51,558
Others	3,156	12,375
Indefinite-Lived Intangible Assets (Excluding Goodwill), Total	187,276	178,982
Intangible assets subject to amortization:
Software	142,049	141,747
Customer relationships	184,475	161,936
Asset management contracts	117,043	104,481
Others	165,130	154,413
Finite-Lived Intangible Assets, Gross, Total	608,697	562,577
Accumulated amortization	(263,023)	(223,417)
Net	345,674	339,160
Intangible Assets, Net (Excluding Goodwill), Total	¥ 532,950	¥ 518,142